Average Annual Total Returns - PROFUND VP ULTRASMALL-CAP	None OneYear	None FiveYears	None TenYears	None Inception Date	Russell 2000® Index OneYear		Russell 2000® Index FiveYears		Russell 2000® Index TenYears
Total	16.39%	16.96%	14.69%	Oct. 18, 1999	19.96%	[1]	13.26%	[1]	11.20%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.